Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Estimated Amortization Expense [Abstract]
2026	$ 742,464
2027	742,464
2028	744,281
2029	742,464
2030	742,464
Thereafter	3,712,727
Total	$ 7,426,864